Consolidated Balance Sheets (Unaudited) (Parenthetical)	Dec. 31, 2021 USD ($) $ / shares shares
Debt Instrument, Unamortized Discount, Noncurrent | $	$ 0
[custom:DebtInstrumentUnamortizedDiscountNoncurrent1-0] | $	$ 7,406
Preferred Stock, Shares Authorized	1,200,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares Authorized	300,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares, Outstanding	147,477,358
Preferred Class A [Member]
Preferred Stock, Shares Authorized	10,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Outstanding	10,000
Preferred Stock, Value, Issued | $	$ 10
Preferred Class B [Member]
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Outstanding	21,000
Preferred Stock, Value, Issued | $	$ 21
Preferred Class C [Member]
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Outstanding	0
Preferred Stock, Value, Issued | $